Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Provision	$ 229.4	$ 212.7
Current portion	108.9	98.5
Non-current portion	120.5	114.2
Product warranties [member]
Disclosure of provisions [line items]
Provision	77.5	73.9
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provision	53.7	55.4
Current portion	18.7	16.7
Non-current portion	35.0	38.7
Taxes [member]
Disclosure of provisions [line items]
Provision	36.6	34.5
Post retirement benefits [member]
Disclosure of provisions [line items]
Provision	39.4	27.9
Environmental provision [Member]
Disclosure of provisions [line items]
Provision	0.7	1.4
Other [member]
Disclosure of provisions [line items]
Provision	$ 21.5	$ 19.6